SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2017
Revenue Recognition
Residential wireline voice phone subscribers	15 years
Minimum
Revenue Recognition
Mobile subscribers	7 months
Other fixed line subscribers	3 years
Maximum
Revenue Recognition
Mobile subscribers	9 years
Other fixed line subscribers	5 years